Portfolio of Investments – as of December 31, 2023 (Unaudited)
Loomis Sayles Small Cap Growth Fund

Shares	Description	Value (†)
Common Stocks— 99.0% of Net Assets
	Aerospace & Defense — 3.9%
413,444	AAR Corp.(a)	$25,798,906
408,187	Hexcel Corp.	30,103,791
1,651,785	Kratos Defense & Security Solutions, Inc.(a)	33,514,718
		89,417,415
	Automobile Components — 3.2%
171,496	Dorman Products, Inc.(a)	14,304,481
361,346	Gentherm, Inc.(a)	18,920,077
203,899	Modine Manufacturing Co.(a)	12,172,770
269,384	Patrick Industries, Inc.	27,032,685
		72,430,013
	Banks — 1.2%
703,137	Bancorp, Inc.(a)	27,112,963
	Beverages — 0.8%
708,256	Vita Coco Co., Inc.(a)	18,166,766
	Biotechnology — 4.7%
635,605	Inhibrx, Inc.(a)	24,152,990
890,841	Insmed, Inc.(a)	27,607,163
670,401	Vericel Corp.(a)	23,872,980
580,447	Xencor, Inc.(a)	12,322,890
416,025	Xenon Pharmaceuticals, Inc.(a)	19,162,111
		107,118,134
	Building Products — 1.5%
912,732	AZEK Co., Inc.(a)	34,911,999
	Capital Markets — 3.5%
308,246	Hamilton Lane, Inc., Class A	34,967,426
65,048	Piper Sandler Cos.	11,374,944
317,755	PJT Partners, Inc., Class A	32,369,702
		78,712,072
	Commercial Services & Supplies — 2.6%
1,438,308	ACV Auctions, Inc., Class A(a)	21,790,366
439,350	Casella Waste Systems, Inc., Class A(a)	37,546,851
		59,337,217
	Communications Equipment — 0.9%
449,770	Calix, Inc.(a)	19,650,451
	Construction & Engineering — 3.3%
322,630	Arcosa, Inc.	26,662,143
332,367	Construction Partners, Inc., Class A(a)	14,464,612
136,679	Sterling Infrastructure, Inc.(a)	12,018,185
481,412	WillScot Mobile Mini Holdings Corp.(a)	21,422,834
		74,567,774
	Diversified Consumer Services — 0.9%
151,230	Grand Canyon Education, Inc.(a)	19,968,409
	Electronic Equipment, Instruments & Components — 3.5%
250,839	Advanced Energy Industries, Inc.	27,321,384
305,376	Itron, Inc.(a)	23,058,941
167,863	Novanta, Inc.(a)	28,269,808
		78,650,133
	Energy Equipment & Services — 5.0%
626,906	Cactus, Inc., Class A	28,461,532
469,786	Noble Corp. PLC	22,624,894
863,064	Oceaneering International, Inc.(a)	18,366,002
451,682	Weatherford International PLC(a)	44,188,050
		113,640,478
	Financial Services — 1.5%
826,697	EVERTEC, Inc.	33,844,975
Shares	Description	Value (†)
	Food Products — 1.7%
676,214	Simply Good Foods Co.(a)	$26,778,075
511,808	Sovos Brands, Inc.(a)	11,275,130
		38,053,205
	Ground Transportation — 0.8%
893,518	Marten Transport Ltd.	18,746,008
	Health Care Equipment & Supplies — 7.4%
489,920	AtriCure, Inc.(a)	17,485,245
478,735	Axonics, Inc.(a)	29,791,679
246,441	CONMED Corp.	26,987,754
255,865	Glaukos Corp.(a)	20,338,709
338,977	LivaNova PLC(a)	17,538,670
452,064	Merit Medical Systems, Inc.(a)	34,338,781
487,912	PROCEPT BioRobotics Corp.(a)	20,448,392
		166,929,230
	Health Care Providers & Services — 6.2%
275,120	Acadia Healthcare Co., Inc.(a)	21,393,331
238,726	Ensign Group, Inc.	26,787,445
283,884	HealthEquity, Inc.(a)	18,821,509
1,043,215	Option Care Health, Inc.(a)	35,145,913
642,895	Progyny, Inc.(a)	23,902,836
414,709	RadNet, Inc.(a)	14,419,432
		140,470,466
	Health Care Technology — 1.1%
771,846	Evolent Health, Inc., Class A(a)	25,494,073
	Hotels, Restaurants & Leisure — 3.3%
1,356,958	Life Time Group Holdings, Inc.(a)	20,462,927
250,265	Papa John's International, Inc.	19,077,701
286,591	Texas Roadhouse, Inc.	35,030,018
		74,570,646
	Household Durables — 1.6%
204,476	Installed Building Products, Inc.	37,382,302
	Insurance — 2.9%
899,827	BRP Group, Inc., Class A(a)	21,613,844
352,345	Goosehead Insurance, Inc., Class A(a)	26,707,751
49,881	Kinsale Capital Group, Inc.	16,705,646
		65,027,241
	Leisure Products — 0.8%
314,504	Malibu Boats, Inc., Class A(a)	17,241,109
	Life Sciences Tools & Services — 1.3%
96,228	Medpace Holdings, Inc.(a)	29,496,769
	Machinery — 4.0%
324,637	Albany International Corp., Class A	31,885,846
241,752	ESCO Technologies, Inc.	28,292,237
107,672	RBC Bearings, Inc.(a)	30,674,676
		90,852,759
	Metals & Mining — 1.0%
513,401	ATI, Inc.(a)	23,344,343
	Oil, Gas & Consumable Fuels — 0.9%
919,902	Magnolia Oil & Gas Corp., Class A	19,584,714
	Personal Care Products — 3.5%
585,121	BellRing Brands, Inc.(a)	32,433,257
149,796	elf Beauty, Inc.(a)	21,621,554
183,365	Inter Parfums, Inc.	26,406,394
		80,461,205
	Pharmaceuticals — 0.9%
738,942	Supernus Pharmaceuticals, Inc.(a)	21,384,981
	Professional Services — 3.8%
99,946	FTI Consulting, Inc.(a)	19,904,246
209,924	Huron Consulting Group, Inc.(a)	21,580,187

Shares	Description	Value (†)
	Professional Services — continued
158,017	ICF International, Inc.	$21,188,499
408,477	KBR, Inc.	22,633,711
		85,306,643
	Semiconductors & Semiconductor Equipment — 6.4%
490,684	MACOM Technology Solutions Holdings, Inc.(a)	45,609,078
208,398	Onto Innovation, Inc.(a)	31,864,054
627,575	Rambus, Inc.(a)	42,831,994
195,777	Silicon Laboratories, Inc.(a)	25,895,424
		146,200,550
	Software — 7.3%
175,252	Agilysys, Inc.(a)	14,864,875
937,374	Clearwater Analytics Holdings, Inc., Class A(a)	18,775,601
588,822	Intapp, Inc.(a)	22,387,012
553,394	Tenable Holdings, Inc.(a)	25,489,328
810,829	Varonis Systems, Inc.(a)	36,714,337
812,853	Vertex, Inc., Class A(a)	21,898,260
246,759	Workiva, Inc.(a)	25,053,441
		165,182,854
	Specialty Retail — 0.9%
256,766	Boot Barn Holdings, Inc.(a)	19,709,358
	Technology Hardware, Storage & Peripherals — 1.3%
857,765	Pure Storage, Inc., Class A(a)	30,587,900
	Textiles, Apparel & Luxury Goods — 1.6%
209,638	Columbia Sportswear Co.	16,674,607
200,561	Oxford Industries, Inc.	20,056,100
		36,730,707
Shares	Description	Value (†)
	Trading Companies & Distributors — 3.8%
198,358	Applied Industrial Technologies, Inc.	$34,254,443
211,274	McGrath RentCorp	25,272,596
163,561	SiteOne Landscape Supply, Inc.(a)	26,578,662
		86,105,701
	Total Common Stocks (Identified Cost $1,796,269,056)	2,246,391,563

Principal Amount
Short-Term Investments — 1.0%
$22,999,093	Tri-Party Repurchase Agreement with Fixed Income Clearing Corporation, dated 12/29/2023 at 2.500% to be repurchased at $23,005,481 on 1/02/2024 collateralized by $26,074,400 U.S. Treasury Note, 0.625% due 3/31/2027 valued at $23,459,162 including accrued interest(b) (Identified Cost $22,999,093)	22,999,093
	Total Investments — 100.0% (Identified Cost $1,819,268,149)	2,269,390,656
	Other assets less liabilities — 0.0%	790,664
	Net Assets — 100.0%	$2,270,181,320

(†)
Registered investment companies are required to value portfolio investments using an unadjusted, readily available market quotation. The Fund obtains readily available market quotations from independent pricing services. Fund investments for which readily available market quotations are not available are priced at fair value pursuant to the Fund's Valuation Procedures. The Board of Trustees has approved a valuation designee who is subject to the
Board's oversight.
Unadjusted readily available market quotations that are utilized for exchange traded equity securities (including shares of closed-end investment companies and exchange-traded funds) include the last sale price quoted on the exchange where the security is traded most extensively. Shares of open-end investment companies are valued at net asset value ("NAV") per share.
Exchange traded equity securities for which there is no reported sale during the day are fair valued at the closing bid quotation as reported by an independent pricing service. Unlisted equity securities (except unlisted preferred equity securities) are fair valued at the last sale price quoted in the market where they are traded most extensively or, if there is no reported sale during the day, the closing bid quotation as reported by an independent pricing service. If there is no last sale price or closing bid quotation available, unlisted equity securities will be fair valued using evaluated bids furnished by an independent pricing service, if available.
Debt securities and unlisted preferred equity securities are fair valued based on evaluated bids furnished to the Fund by an independent pricing service or bid prices obtained from broker-dealers. Broker-dealer bid prices may be used to fair value debt and unlisted equities where an independent pricing service is unable to price an investment or where an independent pricing service does not provide a reliable price for the investment.
The Fund may also fair value investments in other circumstances such as when extraordinary events occur after the close of a foreign market, but prior to the close of the New York Stock Exchange. This may include situations relating to a single issuer (such as a declaration of bankruptcy or a delisting of the issuer's security from the primary market on which it has traded) as well as events affecting the securities markets in general (such as market disruptions or closings and significant fluctuations in U.S. and/or foreign markets). When fair valuing a Fund's investments, the valuation designee may, among other things, use modeling tools or other processes that may take into account factors such as issuer specific information, or other related market activity and/or information that occurred after the close of the foreign market but before the time the Fund's NAV is calculated. Fair valuation by the Fund's valuation designee may require subjective determinations about the value of the investment, and fair values used to determine a Fund's NAV may differ from quoted or published prices, or from prices that are used by others, for the same investments. In addition, the use of fair value pricing may not always result in adjustments to the prices of investments held by a Fund.
The books and records of the Fund are maintained in U.S. dollars. The values of securities, currencies and other assets and liabilities denominated in currencies other than U.S. dollars, if any, are translated into U.S. dollars based upon foreign exchange rates prevailing at the end of the period.

(a)	Non-income producing security.
(b)
The Fund may enter into repurchase agreements, under the terms of a Master Repurchase Agreement, under which the Fund acquires securities as collateral and agrees to resell the securities at an agreed upon time and at an agreed upon price. It is the Fund's policy that the market value of the collateral for repurchase agreements be at least equal to 102% of the repurchase price, including interest. Certain repurchase agreements are tri-party arrangements whereby the collateral is held in a segregated account for the benefit of the Fund and on behalf of the counterparty. Repurchase agreements could involve certain risks in the event of default or insolvency of the counterparty, including possible delays or restrictions upon the Fund's ability to dispose of the underlying securities. As of December 31, 2023, the Fund had an investment in a repurchase agreement for which the value of the related collateral exceeded the value of the repurchase agreement.

Fair Value Measurements.
In accordance with accounting standards related to fair value measurements and disclosures, the Fund has categorized the inputs utilized in determining the value of each Fund’s assets or liabilities. These inputs are summarized in the three broad levels listed below:
• Level 1 — quoted prices in active markets for identical assets or liabilities;
• Level 2 — prices determined using other significant inputs that are observable either directly, or indirectly through corroboration with observable market data (which could include quoted prices for similar assets or liabilities, interest rates, credit risk, etc.); and
• Level 3 — prices determined using significant unobservable inputs when quoted prices or observable inputs are unavailable such as when there is little or no market activity for an asset or liability (unobservable inputs reflect each Fund’s own assumptions in determining the fair value of assets or liabilities and would be based on the best information available).
The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
The Fund's pricing policies have been approved by the Board of Trustees. Investments for which market quotations are readily available are categorized in Level 1. Other investments for which an independent pricing service is utilized are categorized in Level 2. Broker-dealer bid prices for which the Fund has knowledge of the inputs used by the broker-dealer are categorized in Level 2. All other investments, including broker-dealer bid prices for which the Fund does not have knowledge of the inputs used by the broker-dealer, as well as investments fair valued by the valuation designee, are categorized in Level 3. All Level 2 and 3 securities are defined as being fair valued.
Under certain conditions and based upon specific facts and circumstances, the Fund’s valuation designee may determine that a fair valuation should be made for portfolio investment(s). These valuation designee fair valuations will be based upon a significant amount of Level 3 inputs.
The following is a summary of the inputs used to value the Fund's investments as of December 31, 2023, at value:
Asset Valuation Inputs
Description	Level 1	Level 2	Level 3	Total
Common Stocks(a)	$2,246,391,563	$—	$—	$2,246,391,563
Short-Term Investments	—	22,999,093	—	22,999,093
Total Investments	$2,246,391,563	$22,999,093	$—	$2,269,390,656

(a)	Details of the major categories of the Fund’s investments are reflected within the Portfolio of Investments.

Industry Summary at December 31, 2023 (Unaudited)
Health Care Equipment & Supplies	7.4%
Software	7.3
Semiconductors & Semiconductor Equipment	6.4
Health Care Providers & Services	6.2
Energy Equipment & Services	5.0
Biotechnology	4.7
Machinery	4.0
Aerospace & Defense	3.9
Trading Companies & Distributors	3.8
Professional Services	3.8
Personal Care Products	3.5
Capital Markets	3.5
Electronic Equipment, Instruments & Components	3.5
Hotels, Restaurants & Leisure	3.3
Construction & Engineering	3.3
Automobile Components	3.2
Insurance	2.9
Commercial Services & Supplies	2.6
Other Investments, less than 2% each	20.7
Short-Term Investments	1.0
Total Investments	100.0
Other assets less liabilities	0.0*
Net Assets	100.0%

*	Less than 0.1%